Net Periodic Benefit Costs of Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 11,170	¥ 11,023	¥ 10,819
Interest cost	4,354	5,509	5,705
Expected return on plan assets	(2,134)	(476)	(531)
Net amortization	1,677	1,627	1,860
Total net periodic pension cost	15,067	17,683	17,853
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,335	1,266	1,821
Interest cost	8,844	8,486	9,014
Expected return on plan assets	(8,383)	(8,227)	(8,236)
Net amortization	1,583	595	935
Settlement benefit	(17)	(115)	(182)
Total net periodic pension cost	¥ 3,362	¥ 2,005	¥ 3,352